Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations for the three months ended March 31, 2020 and 2019 (in millions):

	Three Months Ended March 31,
	2020	2019
LNG revenues—affiliate
Cheniere Marketing Agreements	$190	$93

Cost of sales—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	6	—

Cost of sales—related party
Natural Gas Supply Agreement	23	10

Operating and maintenance expense—affiliate
Services Agreements	20	5

General and administrative expense—affiliate
Services Agreements	5	1

Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
LNG revenues—affiliate
Cheniere Marketing Agreements	$719,069	$—	$—
Contracts for Sale and Purchase of Natural Gas and LNG	7,031	—	—
Total LNG revenues—affiliate	726,100	—	—

Cost of sales—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	3,015	—	—

Cost of sales—related party
Natural Gas Supply Agreement	85,429	—	—

Operating and maintenance expense—affiliate
Services Agreements	58,576	3,412	2,075
Land Agreements	743	874	326
Other Agreements	—	(3)	—
Total operating and maintenance expense—affiliate	59,319	4,283	2,401

Development expense—affiliate
Services Agreements	61	—	8

General and administrative expense—affiliate
Services Agreements	11,352	2,201	1,173